Leases (Tables)	12 Months Ended
Jun. 30, 2021
Leases
Schedule of right-of-use assets	Right-of-use assets:

	2021	2020
	£’000	£’000
Property	4,004	4,290
Plant and machinery	379	269
Total	4,383	4,559

Schedule of lease liabilities

Lease liabilities:

	2021	2020
	£’000	£’000
Current	1,257	1,067
Non-current	3,083	3,326
Total lease liabilities	4,340	4,393

The following table provides an analysis of the movements in lease liabilities:

£’000
As at 1 July 2019	—
Recognized on adoption of IFRS 16	5,976
Cash flows	(1,953)
Acquisition	239
Accretion expense	131
As at 30 June 2020	4,393
Cash flows	(1,684)
Acquisition	1,522
Accretion expense	109
As at 30 June 2021	4,340

Schedule of amounts recognized in the consolidated statement of profit or loss

	2021	2020	2019
	£’000	£’000	£’000
Depreciation charge of right-of-use assets
Property	(1,534)	(1,530)	—
Plant and machinery	(164)	(126)	—
	(1,698)	(1,656)	—
Interest expense (included in finance cost)	(109)	(131)	—
Expense relating to short-term leases (included in operating expenses)	(472)	(562)	—
Expense relating to low value leases (included in operating expenses)	(42)	(28)	—